Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 192,606	$ 482,023
Accounts receivable, net of allowance for credit losses of $0 and $0, respectively	8,251	8,251
Other current assets	6,399	12,011
Total current assets	207,256	502,285
Patents, net of accumulated amortization of $4,856,737 and $3,048,750, respectively	10,230,263	3,038,250
Total assets	10,437,519	3,540,535
Current liabilities
Accounts payable and accrued liabilities ($10,000 and $11,041 due to related parties, respectively)	121,938	156,033
Loans payable	138,000	138,000
Funding liability	22,263,516	7,634,381
Warrant liability	219,458	117,130
Accrued interest	1,887,441	1,196,317
Total current liabilities	27,426,853	12,038,361
Non-current liabilities
Loan payable – SBA	150,000	150,000
Purchase price of patents	53,665	53,665
Total liabilities	27,630,518	12,242,026
Commitments and contingencies (Note 11)
Stockholders’ deficit:
Preferred stock, par value $0.00003 per share - authorized 10,000,000 shares - no shares issued and outstanding
Common stock, par value $0.00003 per share; authorized 30,000,000 at December 31, 2025 and 2024; 5,331,973 shares issued and outstanding at December 31, 2025 and 2024	160	160
Additional paid-in capital	17,680,793	17,680,793
Accumulated deficit	(34,874,180)	(26,382,672)
Total Quest Patent Research Corporation stockholders’ deficit	(17,193,227)	(8,701,719)
Non-controlling interest in subsidiary	228	228
Total stockholders’ deficit	(17,192,999)	(8,701,491)
Total liabilities and stockholders’ deficit	10,437,519	3,540,535
Related Party
Current liabilities
Loan payable - related party	$ 2,796,500	$ 2,796,500